Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Components of Accumulated Other Comprehensive Income [Table Text Block]

Unrealized gains (losses) on available for sale securities (a)
Balance as of December 31, 2012	$ 2,797
Other comprehensive loss before reclassification	(4,818)
Amount reclassified from accumulated other comprehensive income (loss)	(581)
Total other comprehensive loss	(5,399)
Balance as of December 31, 2013	$ (2,602)

Items Reclassified Out of Each Component of OCI [Table Text Block]
Details about other comprehensive income	Amount Reclassified From Accumulated Other Comprehensive Income (a)	Affected Line Item in the Statement Where Net Income is Presented

Unrealized gains on available for sale securities	$ 881	Net realized gains on sales of securities
	(300)	Income tax expense
	$ 581	Net of tax

Amounts in parentheses indicate debits to net income